Short-Term Investments - Schedule of Short-term Investment (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Schedule of Short-term Investment [Line Items]
Short-term investment	¥ 32,545	$ 4,797	¥ 15,000
Level 1 [Member]
Schedule of Short-term Investment [Line Items]
Short-term investment
Level 2 [Member]
Schedule of Short-term Investment [Line Items]
Short-term investment	32,545		15,000
Level 3 [Member]
Schedule of Short-term Investment [Line Items]
Short-term investment
Bank Wealth Management [Member]
Schedule of Short-term Investment [Line Items]
Short-term investment	32,545	$ 4,797	15,000
Bank Wealth Management [Member] | Level 1 [Member]
Schedule of Short-term Investment [Line Items]
Short-term investment
Bank Wealth Management [Member] | Level 2 [Member]
Schedule of Short-term Investment [Line Items]
Short-term investment	32,545		15,000
Bank Wealth Management [Member] | Level 3 [Member]
Schedule of Short-term Investment [Line Items]
Short-term investment